Susan J. Lazzo
AVP & Senior Counsel
Law Department

Sun Life Assurance
Company of Canada
SC 2335
One Sun Life Executive Park
Wellesley Hills, MA 02481-5699

Tel:           781-446-1638
       800-432-1102 ext. 1638
Fax:           781-237-0707
Susan.Lazzo@sunlife.com

May 2, 2011

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Re:           Certification pursuant to Rule 497(j)
Sun Life (N.Y.) Variable Account D ("Registrant")
File Nos. 333-144627 and 811-04633

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended (“Rule 497”), I hereby certify that the forms of prospectus and statement of additional information for the above-captioned Registrant, each dated April 29, 2011, do not differ from those contained in the amendment to the Registration Statement on Form N-6 that relates to the prospectus and statement of additional information, being Post-Effective Amendment No. 13.  Post-Effective Amendment No. 13 was filed electronically with the Securities and Exchange Commission via EDGAR on April 28, 2011.

Sincerely,

/s/ Susan J. Lazzo

Susan J. Lazzo
AVP & Senior Counsel

Sun Life Assurance Company of Canada
is a member of the Sun Life Financial group of companies.

www.sunlife-usa.com